Acquisitions (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 08, 2011
Acquired finite-lived intangible assets
Accumulated amortization	$ 554	$ 824	$ 554	$ 346
Amortization expense		387	233	76
Estimated aggregate amortization expense
2013		380
2014		375
2015		371
2016		365
2017		359
Thereafter		2,166
Goodwill acquired	5,026		5,026
Bucyrus International, Inc.
Results of the acquired entity after the acquisition date
Sales	2,524	4,758
Profit (loss) before taxes	(403)	115
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	3,901	3,901	3,901
Weighted-average useful life (in years)		14 years	14 years
Accumulated amortization	143	442	143
Amortization expense		299	143
Estimated aggregate amortization expense
2013		299
2014		299
2015		290
2016		280
2017		280
Thereafter		2,011
Goodwill acquired	4,616		4,616
Goodwill, amount tax deductible					500
Pro forma results
Acquisition related costs excluded			373
Nonrecurring expense related to fair value adjustment to acquisition-date inventory excluded			303
Acceleration of stock compensation expense excluded			25
Total Sales and revenues			62,281	46,239
Profit			5,401	2,385
Profit per common share (in dollars per share)			$ 8.37	$ 3.78
Profit per common share diluted (in dollars per share)			$ 8.11	$ 3.67
Customer relationships
Acquired finite-lived intangible assets
Accumulated amortization	213	377	213	108
Customer relationships | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	2,337	2,337	2,337
Weighted-average useful life (in years)		15 years	15 years
Accumulated amortization	75	231	75
Intellectual property
Acquired finite-lived intangible assets
Accumulated amortization	244	342	244	166
Intellectual property | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	1,489	1,489	1,489
Weighted-average useful life (in years)		12 years	12 years
Accumulated amortization	58	182	58
Other
Acquired finite-lived intangible assets
Accumulated amortization	97	105	97	72
Other | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	75	75	75
Weighted-average useful life (in years)		4 years	4 years
Accumulated amortization	10	29	10
Final | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets					3,901
Estimated aggregate amortization expense
Goodwill acquired					$ 4,588